Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 3,757	€ 6,021
Ending balance	4,146	3,757
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	46,933	48,625
Additions	1,476	792
Impairment of goodwill		(1,866)
Disposals	(190)
Reclassifications to assets held for sale		(227)
Effect of translation adjustments	54	(391)
Ending balance	48,273	46,933
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(43,176)	(42,604)
Amortisation	(1,090)	(907)
Disposals	188
Reclassifications to assets held for sale		218
Effect of translation adjustments	(49)	117
Ending balance	(44,127)	(43,176)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	417	452
Ending balance	381	417
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,022	14,086
Additions	100	107
Disposals	(22)
Reclassifications to assets held for sale		(174)
Effect of translation adjustments	16	3
Ending balance	14,116	14,022
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,605)	(13,634)
Amortisation	(140)	(145)
Disposals	22
Reclassifications to assets held for sale		167
Effect of translation adjustments	(12)	7
Ending balance	(13,735)	(13,605)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,419	1,501
Ending balance	1,844	1,419
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,990	30,471
Additions	1,376	685
Disposals	(168)
Reclassifications to assets held for sale		(53)
Effect of translation adjustments	38	(113)
Ending balance	32,236	30,990
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(29,571)	(28,970)
Amortisation	(950)	(762)
Disposals	166
Reclassifications to assets held for sale		51
Effect of translation adjustments	(37)	110
Ending balance	(30,392)	(29,571)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	4,068
Ending balance	1,921	1,921
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,921	4,068
Impairment of goodwill		(1,866)
Effect of translation adjustments		(281)
Ending balance	€ 1,921	€ 1,921